Other Stock Plans (Tables)	12 Months Ended
Sep. 30, 2013
Other Stock Plans [Abstract]
Director Compensation Activity
The following table reflects the director compensation activity pursuant to the Restricted Stock Plan:

	2013		2012		2011
	Shares	Weighted-Average Fair Value on Date of Grant	Shares	Weighted-Average Fair Value on Date of Grant	Shares	Weighted-Average Fair Value on Date of Grant

Beginning of year balance	54,011	$13.51	61,955	$12.81	56,169	$12.45
Granted	5,053	18.93	5,327	18.23	5,786	16.31
Vested	—	—	(13,271)	12.16	—	—
Forfeited	—	—	—	—	—	—
End of year balance	59,064	$13.97	54,011	$13.51	61,955	$12.81